Derivative Instruments (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Maximum | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss on Fair Value Hedge Ineffectiveness	$ 0.1